Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 18,706	$ 27,146
Payments made during the year	(10,138)	(10,680)
Additions in the year	0	958
Fair value loss	329	948
Foreign exchange	(502)	334
Ending balance	8,395	$ 18,706
Current portion of contingent and deferred consideration payable	8,070
Non-current portion of contingent and deferred consideration payable	$ 325